Vanguard Inflation-Protected Securities Fund

Schedule of Investments (unaudited)
As of September 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.9%)
U.S. Government Securities (98.9%)
	United States Treasury Inflation Indexed
	Bonds	0.125%	1/15/22	612,671	712,000
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/22	755,000	818,204
	United States Treasury Inflation Indexed
	Bonds	0.125%	7/15/22	802,019	926,515
	United States Treasury Inflation Indexed
	Bonds	0.125%	1/15/23	944,330	1,091,821
	United States Treasury Inflation Indexed
	Bonds	0.625%	4/15/23	973,000	1,061,106
1	United States Treasury Inflation Indexed
	Bonds	0.375%	7/15/23	1,040,936	1,215,086
	United States Treasury Inflation Indexed
	Bonds	0.625%	1/15/24	1,011,256	1,192,437
	United States Treasury Inflation Indexed
	Bonds	0.500%	4/15/24	728,000	793,705
1	United States Treasury Inflation Indexed
	Bonds	0.125%	7/15/24	1,003,771	1,157,781
	United States Treasury Inflation Indexed
	Bonds	0.125%	10/15/24	859,000	919,675
	United States Treasury Inflation Indexed
	Bonds	0.250%	1/15/25	927,300	1,081,605
	United States Treasury Inflation Indexed
	Bonds	2.375%	1/15/25	482,651	769,582
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/25	1,293,400	1,380,119
	United States Treasury Inflation Indexed
	Bonds	0.375%	7/15/25	933,844	1,106,239
	United States Treasury Inflation Indexed
	Bonds	0.625%	1/15/26	828,522	994,504
	United States Treasury Inflation Indexed
	Bonds	2.000%	1/15/26	386,727	594,147
	United States Treasury Inflation Indexed
	Bonds	0.125%	7/15/26	766,304	897,436
	United States Treasury Inflation Indexed
	Bonds	0.375%	1/15/27	793,139	935,410
	United States Treasury Inflation Indexed
	Bonds	2.375%	1/15/27	318,047	503,445
	United States Treasury Inflation Indexed
	Bonds	0.375%	7/15/27	852,000	1,002,131
	United States Treasury Inflation Indexed
	Bonds	0.500%	1/15/28	896,000	1,054,992
	United States Treasury Inflation Indexed
	Bonds	1.750%	1/15/28	347,866	523,473

United States Treasury Inflation Indexed
Bonds	3.625%	4/15/28	225,575	494,615
United States Treasury Inflation Indexed
Bonds	0.750%	7/15/28	811,000	963,737
United States Treasury Inflation Indexed
Bonds	0.875%	1/15/29	645,000	770,338
United States Treasury Inflation Indexed
Bonds	2.500%	1/15/29	296,170	466,267
United States Treasury Inflation Indexed
Bonds	3.875%	4/15/29	281,242	636,157
United States Treasury Inflation Indexed
Bonds	0.250%	7/15/29	769,000	870,711
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/30	972,000	1,080,576
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/30	663,000	744,124
United States Treasury Inflation Indexed
Bonds	3.375%	4/15/32	59,029	130,514
United States Treasury Inflation Indexed
Bonds	2.125%	2/15/40	188,656	345,980
United States Treasury Inflation Indexed
Bonds	2.125%	2/15/41	239,258	438,951
United States Treasury Inflation Indexed
Bonds	0.750%	2/15/42	401,145	577,413
United States Treasury Inflation Indexed
Bonds	0.625%	2/15/43	308,755	427,605
United States Treasury Inflation Indexed
Bonds	1.375%	2/15/44	450,735	711,091
United States Treasury Inflation Indexed
Bonds	0.750%	2/15/45	489,400	683,711
United States Treasury Inflation Indexed
Bonds	1.000%	2/15/46	285,302	419,954
United States Treasury Inflation Indexed
Bonds	0.875%	2/15/47	309,100	440,120
United States Treasury Inflation Indexed
Bonds	1.000%	2/15/48	302,000	436,358
United States Treasury Inflation Indexed
Bonds	1.000%	2/15/49	308,000	441,219
United States Treasury Inflation Indexed
Bonds	0.250%	2/15/50	262,000	310,787
United States Treasury Note/Bond	1.625%	2/15/26	100,000	106,938
United States Treasury Note/Bond	1.625%	5/15/26	100,000	107,125
United States Treasury Note/Bond	2.875%	5/15/28	100,000	117,656
United States Treasury Note/Bond	0.625%	8/15/30	190,000	188,902
Total U.S. Government and Agency Obligations (Cost $29,299,345)				32,642,262
			Shares
Temporary Cash Investment (2.2%)
Money Market Fund (2.2%)
2 Vanguard Market Liquidity Fund (Cost
$740,927)	0.117%		7,409,403	740,941
Total Investments (101.1%) (Cost $30,040,272)				33,383,203
Other Assets and Liabilities—Net (-1.1%)				(371,454)
Net Assets (100%)				33,011,749
Cost is in $000.

1 Securities with a value of $6,380,000 have been segregated as initial margin for open futures contracts.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2020	1,935	269,993	183
5-Year U.S. Treasury Note	December 2020	1,772	223,327	82
				265

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades

Inflation-Protected Securities Fund

options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written.
Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

The fund had no open options contracts on futures at September 30, 2020.

D. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
September 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	32,642,262	—	32,642,262
Temporary Cash Investments	740,941	—	—	740,941
Total	740,941	32,642,262	—	33,383,203
Derivative Financial Instruments
Assets
Futures Contracts[1]	74	—	—	74
Liabilities
Futures Contracts[1]	832	—	—	832
1 Represents variation margin on the last day of the reporting period.